Others - Provisions Matrix (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable
Financial instruments
Financial assets	$ 7,567	$ 7,902
Cost | Accounts receivable
Financial instruments
Financial assets	7,748	8,168
Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (181)	$ (266)
Not past due | Minimum
Financial instruments
Expected credit loss rate	0.00%	0.11%
Not past due | Maximum
Financial instruments
Expected credit loss rate	0.20%	0.32%
Not past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 7,124	$ 7,535
Not past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (3)	$ (12)
Up to 30 days past due | Minimum
Financial instruments
Expected credit loss rate	0.15%	6.48%
Up to 30 days past due | Maximum
Financial instruments
Expected credit loss rate	15.58%	30.86%
Up to 30 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 75	$ 261
Up to 30 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (6)	$ (49)
31~90 days past due | Minimum
Financial instruments
Expected credit loss rate	0.31%	8.36%
31~90 days past due | Maximum
Financial instruments
Expected credit loss rate	33.48%	42.53%
31~90 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 149	$ 213
31~90 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (38)	$ (76)
91~180 days past due | Minimum
Financial instruments
Expected credit loss rate	0.63%	22.69%
91~180 days past due | Maximum
Financial instruments
Expected credit loss rate	100.00%	97.44%
91~180 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 286	$ 65
91~180 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (20)	$ (35)
Over 181 days past due
Financial instruments
Expected credit loss rate	100.00%	100.00%
Over 181 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 114	$ 94
Over 181 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (114)	$ (94)